Concentrations of Credit and Other Risks	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentrations of Credit and Other Risks

NOTE 12: CONCENTRATIONS OF CREDIT AND OTHER RISKS

Accounts Receivable

The Company had one customer that represented 100% of the Company’s total revenues for each of the years ended December 31, 2016 and 2015. The customer that represented 100% of the Company’s total revenue for the years ended December 31, 2016 and 2015, and accounted for 100% of the consulting revenue for that year. The Company had no net accounts receivable balance at December 31, 2016 and 2015.

The loss of a significant customer representing the percentage of total revenue as represented for the years ended December 31, 2016 and 2015 would have a temporary adverse effect on the Company’s revenue, which would continue until the Company located new customers to replace them.

The Company routinely assesses the financial strength of its customers and provides an allowance for doubtful accounts as necessary. As of December 31, 2016, and 2015, the Company had no allowance or bad debt expense recorded.